EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
A summary of the stock option activities in 2014 is as follows:

	Year ended December 31, 2014
			Weighted
		Weighted	average
		average	remaining
	Amount of	exercise	contractual	Aggregate
	options	price	life (in years)	intrinsic value

Outstanding at January 1, 2014	3,878,495	$2.57	3.38	$19,949
Granted	340,000	7.61
Exercised	(1,225,368)	1.81
Expired and forfeited	(197,046)	2.85

Outstanding at December 31, 2014	2,796,081	3.49	3.07	10,957

Exercisable at December 31, 2014	1,817,761	$2.27	2.24	$9,277

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range
The options outstanding under the Company's stock option plans as of December 31, 2014 have been separated into ranges of exercise price as follows:

					Weighted
	Options	Weighted		Options	Average
	outstanding	Average	Weighted	Exercisable	Exercise
	as of	remaining	average	as of	price of
Ranges of	December 31,	contractual	exercise	December 31,	Options
exercise price	2014	Term	price	2014	Exercisable
		(Years)	$		$

0.85-1.45	971,368	0.71	1.33	971,368	1.33
1.63	113,056	4.06	1.63	113,056	1.63
2.09-2.41	121,754	5.81	2.38	121,754	2.38
2.85	208,932	2.97	2.85	208,932	2.85
3.60-3.69	435,805	3.90	3.69	209,152	3.69
3.92	45,166	2.49	3.92	45,166	3.92
4.87-5.00	343,000	4.36	4.91	85,750	4.91
5.40-5.68	90,000	4.55	5.48	22,500	5.48
6.42	100,000	4.85	6.42	33,333	6.42
7.16-7.83	367,000	5.22	7.61	6,750	7.66

	2,796,081	3.07	3.49	1,817,761	2.27

Schedule of Stockholders' Equity Note, Warrants or Rights
The following table summarizes information regarding outstanding warrants to purchase Common shares of the Company as of December 31, 2014:

Warrants to	Weighted average
Common	exercise price per	Warrants
shares	share	exercisable	Exercisable through

11,000	2.00	11,000	May - 15
17,000	2.24	17,000	February - 15

28,000	2.15	28,000